CONSOLIDATED BALANCE SHEETS (Parenthetical) - USD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019
Accounts payable	$ 16,953	$ 17,643
Advance from customers	33,279	21,731
Accrued expenses and other current liabilities	$ 42,183	$ 28,642
Ordinary shares, par value (in dollars per share)	$ 0.000067	$ 0.000067
Ordinary shares, shares authorized	750,000,000	750,000,000
Ordinary shares, shares issued	244,895,045	203,349,887
Ordinary shares, shares outstanding	224,038,611	187,214,651
Treasury stock, shares	18,934,988	14,011,790
Consolidated VIEs
Accounts payable	$ 17	$ 135
Accrued expenses and other current liabilities	$ 1,568	$ 1,012